Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Sale proceeds	$ 4,349		$ 18,088
Gross realized gains	18		113
Gross realized losses			(1)
Gains (losses) from securities called or settled by the issuer	$ 1	$ (18)	$ 1